Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets			$ 20,143,785	$ 20,143,785
IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 880,117	$ 768,120		740,573
Net carrying amount	22,254,697	20,714,370
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	23,134,814	21,482,490		20,382,605
Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	23,134,814	21,482,490
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	610,506	508,554		369,047
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	22,524,308	20,973,936		20,013,558
Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	880,117	768,120
Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,135	133,610
Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	686,982	634,510
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	545,199	484,707		488,535
Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	14,915,345	13,882,193
Commercial loans [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	11,870,750	11,065,601
Commercial loans [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,034,681	920,479
Commercial loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	143,768	124,299
Commercial loans [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	217,410	210,558
Commercial loans [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	635,279	625,598
Commercial loans [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	988,907	903,047
Commercial loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	24,550	32,611
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	15,460,544	14,366,900		13,716,546
Commercial loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	15,460,544	14,366,900
Commercial loans [member] | Gross assets [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	12,288,810	11,457,388
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,109,169	928,443
Commercial loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	154,276	131,100
Commercial loans [member] | Gross assets [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	221,104	210,567
Commercial loans [member] | Gross assets [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	654,721	676,689
Commercial loans [member] | Gross assets [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	1,005,209	928,160
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	27,255	34,553
Commercial loans [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	610,506	508,554		369,047
Commercial loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	14,850,038	13,858,346		13,347,499
Commercial loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	545,199	484,707
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	418,060	391,787
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	74,488	7,964
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	10,508	6,801
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	3,694	9
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	19,442	51,091
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	16,302	25,113
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	2,705	1,942
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,135	133,610
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,135	133,610
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	352,064	351,097
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	224,925	258,177
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	74,488	7,964
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	10,508	6,801
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	3,694	9
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	19,442	51,091
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	16,302	25,113
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	2,705	1,942
Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	78,501	66,117		60,471
Mortgages loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	4,797,540	4,379,710
Mortgages loans [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	29,891	37,892
Mortgages loans [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	102,442	110,652
Mortgages loans [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	4,321,019	3,901,107
Mortgages loans [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	323,708	307,723
Mortgages loans [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	20,480	22,336
Mortgages loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	4,876,041	4,445,827
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	30,269	38,364
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	103,850	118,668
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	4,384,547	3,953,245
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	336,587	312,118
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	20,788	23,432
Mortgages loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	4,876,041	4,445,827		4,152,753
Mortgages loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	78,501	66,117
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	378	472
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,408	8,016
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	63,528	52,138
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	12,879	4,395
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	308	1,096
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	78,501	66,117
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	378	472
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,408	8,016
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	63,528	52,138
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	12,879	4,395
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	308	1,096
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,417	217,296
Consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	2,541,812	2,452,467
Consumer loans [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	41,239	45,373
Consumer loans [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	1,811,312	1,766,313
Consumer loans [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	186,632	191,913
Consumer loans [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	499,743	443,141
Consumer loans [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Net carrying amount	2,886	5,727
Consumer loans [member] | Gross assets [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	2,798,229	2,669,763
Consumer loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	45,599	50,716
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	2,005,038	1,921,785
Consumer loans [member] | Gross assets [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	206,738	209,492
Consumer loans [member] | Gross assets [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	537,741	481,567
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Financial assets	3,113	6,203
Consumer loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	2,798,229	2,669,763		$ 2,513,306
Consumer loans [member] | Allowances for loan losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,417	217,296
Consumer loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	4,360	5,343
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,726	155,472
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	20,106	17,579
Consumer loans [member] | Allowances for loan losses [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	37,998	38,426
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	227	476
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	256,417	217,296
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	4,360	5,343
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	193,726	155,472
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	20,106	17,579
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	37,998	38,426
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 227	$ 476